Acquisitions - Additional Information (Detail) $ in Millions	May 09, 2014 USD ($) a crude_trailer service_vehicles Tractor bbl	Mar. 21, 2014 USD ($) Tractor double_bottom_body_tanks trailer_tanks bbl	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Business Acquisition [Line Items]
Goodwill			$ 199.0	$ 199.0	$ 1,085.5	$ 2,491.8
Red Rock Transportation, Inc.
Business Acquisition [Line Items]
Consideration transferred		$ 13.8
Cash		12.1
Liabilities incurred		$ 1.8
Number of trailer tanks | trailer_tanks		56
Number of Double Bottom tanks | double_bottom_body_tanks		22
Number of Tractors | Tractor		44
Crude hauling capacity, per day | bbl		28,000
Property, plant and equipment		$ 10.6
Goodwill		$ 3.2
LT Enterprises
Business Acquisition [Line Items]
Consideration transferred	$ 10.7
Cash	9.0
Liabilities incurred	$ 1.7
Number of Tractors | Tractor	38
Crude hauling capacity, per day | bbl	20,000
Number of Crude Trailers | crude_trailer	51
Number of Service Vehicles | service_vehicles	17
Land (in acres) | a	20